Basis of preparation - Additional disclosures (Details) - EUR (€) € in Millions	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Basis of preparation
Revenue	€ 5	€ 35
Operating profit	(154)	(5)
Profit for the financial period	(225)	(140)
Net assets	907		€ 981
Equity attributable to owners of the parent	872		913
Non-controlling interests	35		€ 68
Gain on the net monetary assets/liabilities	€ 31	€ 360